Inventories - Details of Inventories (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventories [Line Items]
Merchandise	₩ 259,524	₩ 243,975
Finished goods	1,009	1,332
Work in process	3,647	950
Raw materials	9,023	7,177
Supplies	14,850	18,969
Inventories	288,053	272,403
Gross amount [member]
Disclosure of inventories [Line Items]
Merchandise	268,366	251,463
Finished goods	1,260	1,889
Work in process	3,985	1,906
Raw materials	11,729	10,426
Supplies	14,850	18,969
Inventories	300,190	284,653
Accumulated impairment [member]
Disclosure of inventories [Line Items]
Merchandise	(8,842)	(7,488)
Finished goods	(251)	(557)
Work in process	(338)	(956)
Raw materials	(2,706)	(3,249)
Inventories	₩ (12,137)	₩ (12,250)